PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Significant Accounting Policies
Balance at the beginning	$ 549.5
Balance at the ending	610.7
Land
Significant Accounting Policies
Balance at the ending	39.1
Buildings and constructions
Significant Accounting Policies
Balance at the ending	288.6
Machinery and equipment
Significant Accounting Policies
Balance at the ending	207.2
Advances paid and construction in progress
Significant Accounting Policies
Balance at the ending	75.8
Gross inventories
Significant Accounting Policies
Balance at the beginning	1,051.1
Additions	74.9
Disposals	15.0
Transfers	0.0
Translation differences	79.0
Balance at the ending	1,190.0
Gross inventories | Land
Significant Accounting Policies
Balance at the beginning	35.6
Additions	0.0
Disposals	0.0
Transfers	0.0
Translation differences	3.5
Balance at the ending	39.1
Gross inventories | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	476.5
Additions	15.4
Disposals	11.4
Transfers	16.4
Translation differences	31.7
Balance at the ending	528.6
Gross inventories | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	490.5
Additions	9.4
Disposals	3.6
Transfers	11.1
Translation differences	39.1
Balance at the ending	546.5
Gross inventories | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	48.5
Additions	50.1
Disposals	0.0
Transfers	(27.5)
Translation differences	4.7
Balance at the ending	75.8
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(501.6)
Disposals	(14.7)
Depreciation during the period	53.8
Translation differences	(38.6)
Balance at the ending	(579.3)
Accumulated depreciation and impairment losses | Land
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	0.0
Accumulated depreciation and impairment losses | Buildings and constructions
Significant Accounting Policies
Balance at the beginning	(208.1)
Disposals	(11.3)
Depreciation during the period	28.6
Translation differences	(14.6)
Balance at the ending	(240.0)
Accumulated depreciation and impairment losses | Machinery and equipment
Significant Accounting Policies
Balance at the beginning	(293.5)
Disposals	(3.4)
Depreciation during the period	25.2
Translation differences	(24.0)
Balance at the ending	(339.3)
Accumulated depreciation and impairment losses | Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	0.0
Disposals	0.0
Depreciation during the period	0.0
Translation differences	0.0
Balance at the ending	$ 0.0